Principal accounting policies (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Summary of activity in allowance for credit losses related to accounts receivable	The following table summarizes the activity in the allowance for credit losses related to accounts receivable for the six months ended June 30, 2020:

Balance as of December 31, 2019	3,469
Adoption of ASC Topic 326	3,971
Balance as of January 1, 2020	7,440
Current period provision	652
Recoveries	(454)
Accounts receivable written off	(570)
Exchange differences	79
Balance as of June 30, 2020	7,147